Organization - Schedule of Assets and Liabilities of VIEs (Detail)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Variable Interest Entity [Line Items]
Total current assets	$ 2,237,785,224	¥ 14,559,702,007	¥ 6,923,604,386
Total non-current assets	25,389,535	165,191,933	188,655,748
Total assets	2,263,174,759	14,724,893,940	7,112,260,134
Total current liabilities	1,445,276,505	9,403,402,527	4,470,189,070
Total non-current liabilities	78,389,239	510,023,905	76,052,124
Total liabilities	1,523,665,744	9,913,426,432	4,546,241,194
Short term Loan Principal and Financing Service Fee Receivables [Member]
Variable Interest Entity [Line Items]
Total current assets	1,346,163,672	8,758,544,694	4,826,790,951
Other Current Assets [Member]
Variable Interest Entity [Line Items]
Total current assets	$ 891,621,552	¥ 5,801,157,313	¥ 2,096,813,435